OPERATIONS IN UZBEKISTAN - Carrying amounts of UMS net assets and reconciliation of the loss on disposal (Details) - RUB (₽) ₽ in Millions	Aug. 05, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying amounts of UMS net assets and reconciliation of the loss on disposal
Property, plant and equipment		₽ (263,063)	₽ (272,841)	₽ (302,662)
Cash and cash equivalents		(30,586)	(18,470)	₽ (33,464)	₽ (61,566)
Other current assets		(146)	(75)
Non-current liabilities		270,194	272,977
Current liabilities		156,671	127,545
Non-controlling interest		4,079	4,713
Accumulated other comprehensive loss		₽ (8,854)	₽ (6,030)
UMS
Carrying amounts of UMS net assets and reconciliation of the loss on disposal
Property, plant and equipment	₽ (6,960)
Other intangible assets	(2,922)
Other non-current assets	(2,577)
Cash and cash equivalents	(378)
Other current assets	(1,359)
Non-current liabilities	5,113
Current liabilities	2,484
Non-controlling interest	1,787
Accumulated other comprehensive loss	2,086
Loss on disposal of UMS	₽ (2,726)